Retirement and Severance Benefits (Tables)	12 Months Ended
Mar. 31, 2011
Retirement and Severance Benefits
Reconciliation of Changes in Benefit Obligations of the Benefit Pension Plans

	Yen (millions)
	2011	2010
Change in benefit obligations:
Benefit obligations at beginning of year	2,214,107	1,821,937
Service cost	55,371	50,285
Interest cost	57,093	51,239
Actuarial loss	29,895	12,040
Benefits paid	(109,591)	(102,014)
Effect of changes in consolidated subsidiaries	8,391	388,648
Foreign currency exchange impact	(4,649)	(1,304)
Curtailments, settlements and other	(8,948)	(6,724)

Benefit obligations at end of year	2,241,669	2,214,107

Change in plan assets:
Fair value of plan assets at beginning of year	1,775,007	1,413,646
Actual return on plan assets	(16,703)	197,127
Employer contributions	93,612	87,963
Benefits paid	(100,004)	(93,462)
Effect of changes in consolidated subsidiaries	3,646	176,036
Foreign currency exchange impact	(4,145)	(1,044)
Curtailments, settlements and other	(4,895)	(5,259)

Fair value of plan assets at end of year	1,746,518	1,775,007

Funded status	(495,151)	(439,100)

Schedule of Projected Benefit Obligations

	Yen (millions)
	2011	2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,135,047	2,094,302
Fair value of plan assets	1,635,656	1,649,951
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,078,759	2,035,647
Fair value of plan assets	1,632,963	1,649,951

Accounts Recognized in the Consolidated Balance Sheet

	Yen (millions)
	2011	2010
Other assets	4,240	5,251
Other current liabilities	(6,431)	(8,552)
Retirement and severance benefits	(492,960)	(435,799)

	(495,151)	(439,100)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

	Yen (millions)
	2011	2010
Prior service benefit	(172,964)	(197,508)
Actuarial loss	530,195	455,780

	357,231	258,272

Schedule of Net Periodic Benefit Cost for the Contributory Funded Benefit Pension Plans, the Unfunded Lump-Sum Payment Plans, and Cash Balance Pension Plans

	Yen (millions)
	2011	2010	2009
Service cost - benefits earned during the year	55,371	50,285	49,660
Interest cost on projected benefit obligation	57,093	51,239	50,114
Expected return on plan assets	(55,583)	(43,971)	(48,659)
Amortization of prior service benefit	(24,544)	(25,011)	(24,606)
Recognized actuarial loss	27,616	43,576	22,391

Net periodic benefit cost	59,953	76,118	48,900

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations

	2011	2010
Discount rate	2.5%	2.6%
Rate of compensation increase	1.8%	1.8%

Schedule of Weighted-Average Assumptions Used to Determine Net Cost

	2011	2010	2009
Discount rate	2.6%	2.7%	2.7%
Expected return on plan assets	3.2%	3.1%	3.1%
Rate of compensation increase	1.8%	1.7%	1.7%

Schedule of Fair Values of Pension Plan Assets

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	42,417	11,191	—	53,608
Equity securities:
Japanese companies	86,831	—	—	86,831
Foreign companies	113,294	2,236	—	115,530
Commingled funds (a)	71	444,559	—	444,630
Debt securities:
Government and Municipal bonds	177,679	—	—	177,679
Corporate bonds	—	45,019	—	45,019
Commingled funds (b)	—	474,016	—	474,016
Life insurance company general accounts	—	198,010	—	198,010
Other (c)	—	130,181	21,014	151,195

Total	420,292	1,305,212	21,014	1,746,518

	Yen (millions)
	2010
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	44,336	20,281	—	64,617
Equity securities:
Japanese companies	116,053	—	—	116,053
Foreign companies	84,218	—	—	84,218
Commingled funds (a)	—	485,091	—	485,091
Debt securities:
Government and Municipal bonds	204,898	—	—	204,898
Corporate bonds	—	41,113	—	41,113
Commingled funds (b)	—	451,246	—	451,246
Life insurance company general accounts	—	198,049	—	198,049
Other (c)	—	114,610	15,112	129,722

Total	449,505	1,310,390	15,112	1,775,007

(a)	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
(b)	Primarily invests in Japanese government bonds and foreign government bonds.
(c)	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.

Reconciliation of Balances of Level 3 Assets

	Yen (millions)
	Collateralized loan obligation	Private equity	Total
Balance at April 1, 2009	630	5,635	6,265
Effect of changes in consolidated subsidiaries	5,822	—	5,822
Realized gains (losses)	804	27	831
Unrealized gains (losses) relating to assets held	2,393	23	2,416
Purchases, sales, issuances and settlements, net	(656)	712	56
Transfers out of Level 3	(278)	—	(278)

Balance at March 31, 2010	8,715	6,397	15,112

Realized gains (losses)	2,167	—	2,167
Unrealized gains (losses) relating to assets held	3,036	(330)	2,706
Purchases, sales, issuances and settlements, net	912	1,663	2,575
Transfers out of Level 3	(1,546)	—	(1,546)

Balance at March 31, 2011	13,284	7,730	21,014